Expense Example - Nuveen Technology & Infrastructure Credit ETF - Nuveen Technology & Infrastructure Credit ETF	Nov. 09, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	$ 154